UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23310

CC Real Estate Income Fund-C
(Exact name of registrant as specified in charter)

590 Madison Avenue 34th Floor New York, NY (Address of principal executive offices)	10022 (Zip code)

Kevin P. Traenkle
Chief Executive Officer and President
CC Real Estate Income Fund-C
590 Madison Avenue, 34th Floor
New York, NY 10022
(Name and address of agent for service)

Copy to:
Frank V. Saracino
Chief Financial Officer and Treasurer
CC Real Estate Income Fund-C
590 Madison Avenue, 34th Floor
New York, New York 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investment.

CC Real Estate Income Fund-C, formerly known as NorthStar Real Estate Capital Income Fund-C (the “RE Income Fund-C” or the “Registrant”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, intends to invest substantially all of its assets in CC Real Estate Income Master Fund (the “Master Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the RE Income Fund-C.

As of September 30, 2019, the RE Income Fund-C invested $130,970 in the Master Fund, representing approximately 95.6% of the RE Income Fund-C’s net assets and approximately 0.4% of the Master Fund’s net assets.

The RE Income Fund-C invests substantially all of its assets in the Master Fund. As such, the RE Income Fund-C determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Master Fund (as provided by the Master Fund). The RE Income Fund-C calculates NAV per common share by subtracting liabilities (including accrued expenses) from the total assets of the RE Income Fund-C (the value of its interest in the Master Fund, plus cash and other assets including interest), and dividing the result by the total number of its outstanding common shares.

As of September 30, 2019, the RE Income Fund-C had $136,987 of net assets, 16,502 of common shares outstanding and a NAV per common share of $8.30.

CC Real Estate Income Fund-C
Notes to Unaudited Schedule of Investment
As of September 30, 2019

1. Business and Organization

CC Real Estate Income Fund-C, formerly NorthStar Real Estate Capital Income Fund-C (the “RE Income Fund-C”), was organized as a Delaware statutory trust on September 20, 2017. The RE Income Fund-C’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The RE Income Fund-C intends to invest substantially all of its net assets in CC Real Estate Income Master Fund (the “Master Fund”). The Master Fund’s investment objective and strategies are substantially the same as the RE Income Fund-C’s.

The RE Income Fund-C commenced operations on January 30, 2018, when its registration statement was declared effective by the
Securities and Exchange Commission (the “SEC”).

The Master Fund’s schedule of investments, which is attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction with the RE Income Fund-C’s Schedule of Investments. At September 30, 2019, the RE Income Fund-C held a 0.4% ownership interest in the Master Fund.

On February 21, 2019, the Board of Trustees (the “Board”) of the Master Fund and Feeder Funds (collectively, the “Funds”), at the recommendation of CNI RECF Advisors, LLC (the “Advisor”), approved a Plan of Dissolution, Liquidation and Termination (the “Plan”) that provided for the dissolution, complete liquidation and termination of assets of the Funds, and the distribution of the net proceeds of such liquidation to the Funds’ shareholders on a pro rata basis. Following the approval of the Plan, the Funds were closed to new investors, the offering was suspended and the Advisor began the process of liquidating the Master Fund’s portfolio. As the Funds have adopted the Plan, the Board has determined that the Funds will no longer declare distributions effective April 1, 2019. In addition, in preparation for a liquidation of the Funds, the Board approved the termination of the Distribution Reinvestment Plan, effective as of the date of approval of the Plan.

2. Basis of Presentation

The RE Income Fund-C is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The RE Income Fund-C’s unaudited Schedule of Investment is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment in Master Fund

The RE Income Fund-C’s investment in the Master Fund is recorded at fair value and is based upon the RE Income Fund-C’s percentage ownership of the net assets of the Master Fund. The performance of the RE Income Fund-C is directly affected by the performance of the Master Fund. See Note 3 to the Master Fund’s Notes to Unaudited Schedule of Investments for the determination of fair value of the Master Fund’s investments.

The Master Fund’s unaudited schedule of investments as of September 30, 2019 is set forth below:

CC Real Estate Income Master Fund
Unaudited Schedule of Investments
As of September 30, 2019

Security	Rate		Maturity Date	Face Amount/Principal/Shares	Amortized Cost(a)	Amortized Cost as a% of Face Amount	Fair Value
Commercial Mortgage-Backed Securities (“CMBS”) — 8.6%(b)
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class D	3.00%		07/15/2049	$80,000	$62,343	77.9%	$71,490
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%		02/15/2050	40,000	33,555	83.9%	37,114
COMM Mortgage Trust, Series 2014-UBS5, Class E	3.50%		09/10/2047	1,500,000	1,005,661	67.0%	1,005,255
JP Morgan Bank, Series 2016-C2, Class D	3.40%		06/15/2049	1,800,000	1,525,007	84.7%	1,655,252
Total Commercial Mortgage-Backed Securities (Amortized Cost $2,626,566)							2,769,111

Affiliated Investments - 10.2%
Core Property Corp. - Mezzanine Loan(c)(d)	8.00%		11/19/2028	$5,460,299	5,460,299	100.0%	3,288,530
Core Property Corp. - Equity Investment (c)(d)(e)				606,800	606,800		—
Total Affiliated Investments (Cost $6,067,099)(a)							3,288,530

Term Loan -3.8%
Kentucky Fried Chicken Term Loan	11.00%	(f)(g)	2/28/2020	$1,221,961	1,221,961	100.0%	1,221,961
Total Term Loan (Cost $1,221,961)(a)							1,221,961

Common Stock - 5.3%
TriplePoint Venture Growth BDC Corp.				102,906			1,694,862
Total Common Stock (Cost $1,402,000)(a)							1,694,862

Short Term Investment - 70.4%
Goldman Sachs Financial Square Money Market Fund - Institutional Shares	2.11%	(h)		22,619,874			22,631,183
Total Short Term Investment (Cost $22,633,445)(a)							22,631,183

TOTAL INVESTMENTS (Cost $33,951,071)(a) - 98.3%							31,605,647
OTHER ASSETS AND LIABILITIES-NET - 1.7%							523,542
NET ASSETS - 100.0%							$32,129,189

Shares Outstanding							5,860,189
Net Asset Value per Common Share							$5.48

(a)	Also represents cost for federal income tax purposes.
(b)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)	Affiliated investment.
(d)	At September 30, 2019, the Master Fund owned more than 25% of the voting securities of Core Property Corp., thereby making this a controlled affiliate, as defined by the 1940 Act.
(e)	Non-Income Producing Security.
(f)	Rate shown includes 0.05% issuance fee.
(g)	Original maturity date of the loan was 10/17/2019. Pursuant to the loan agreement, the borrower has two six-month extension options. The Master Fund agreed to extend the loan until 2/28/2020.
(h)	The rate shown represents the 7-day effective yield as of period end.

Refer to notes to accompanying financial statements.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments
As of September 30, 2019

1. Business and Organization

CC Real Estate Income Master Fund, formerly NorthStar Real Estate Capital Income Master Fund (the “Master Fund”), was organized as a Delaware statutory trust on October 2, 2015. The Master Fund’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholder’s capital, with a secondary objective of capital appreciation.

The Master Fund commenced operations on May 6, 2016, when the registration statements of CC Real Estate Income Fund (formerly known as NorthStar Real Estate Capital Income Fund) (the “RE Income Fund”) and CC Real Estate Income Fund-T (formerly known as NorthStar Real Estate Capital Income Fund-T) (the “RE Income Fund-T”, and, together with RE Income Fund, the “Trusts”), whose principal investment strategies are identical to the Master Fund, were declared effective by the Securities and Exchange Commission (the “SEC”).

Two additional feeder funds of the Master Fund, CC Real Estate Income Fund-ADV (formerly known as NorthStar Real Estate Capital Income Fund-ADV) (“RE Income Fund-ADV”) and CC Real Estate Income Fund-C (formerly known as NorthStar Real Estate Capital Income Fund-C) (“RE Income Fund-C”, and together with the Trusts and RE Income Fund-ADV, collectively, the “Feeder Funds”) were formed on May 5, 2017 and September 20, 2017, respectively. RE Income Fund-ADV and RE Income Fund-C commenced operations on November 8, 2017 and on January 30, 2018, respectively, the date when their respective registration statements were declared effective by the SEC.

On February 21, 2019, the Board of Trustees (the “Board”) of the Master Fund and Feeder Funds (collectively, the “Funds”), at the recommendation of CNI RECF Advisors, LLC, the Fund’s investment adviser (the “Advisor”), approved a Plan of Dissolution, Liquidation and Termination (the “Plan”) that provided for the dissolution, complete liquidation and termination of assets of the Funds, and the distribution of the net proceeds of such liquidation to the Funds’ shareholders on a pro rata basis. Following the approval of the Plan, the Funds were closed to new investors, the offering was suspended and the Advisor began the process of liquidating the Master Fund’s portfolio. As the Funds have adopted the Plan, the Board has determined that the Funds will no longer declare distributions effective April 1, 2019. The Board also determined that the Trusts will cease repurchases. In addition, in preparation for a liquidation of the Funds, the Board approved the termination of the Distribution Reinvestment Plan, effective as of the date of approval of the Plan.

2. Basis of Presentation

The Master Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Master Fund’s unaudited Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment Portfolio

The information contained in this section should be read in conjunction with the Master Fund’s audited financial statements contained in its annual report for the fiscal year ended December 31, 2018.

The following table summarizes the composition of the Master Fund’s investment portfolio at cost and fair value as of September 30, 2019:

	September 30, 2019
	Cost(1)	Fair Value	Percentage of Portfolio
CMBS	$2,626,566	$2,769,111	8.8%
Affiliated Investments	6,067,099	3,288,530	10.4%
Common Stock	1,402,000	1,694,862	5.4%
Term Loan	1,221,961	1,221,961	3.9%
Short Term Investment(2)	22,633,445	22,631,183	71.5%
	$33,951,071	$31,605,647	100.0%
_________________
(1)    Cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.
(2)    See Schedule of Investments for additional detailed categorization.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments
As of September 30, 2019

Under ASC Topic 820, fair value is defined as the price that the Master Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Master Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Master Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1:	observable inputs such as quoted prices in active markets;
Level 2:	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and
Level 3:	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2019, the Master Fund’s investments were categorized as follows in the fair value hierarchy:

Investments at Fair Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
CMBS	$—	$2,769,111	$—	$2,769,111
Affiliated Investments	—	—	3,288,530	3,288,530
Term Loan	—	—	1,221,961	1,221,961
Common Stocks	1,694,862	—	—	1,694,862
Short Term Investment	22,631,183	—	—	22,631,183
Total	$24,326,045	$2,769,111	$4,510,491	$31,605,647

There were no transfers between levels during the nine months ended September 30, 2019.

The Master Fund’s investments as of September 30, 2019, consisted primarily of a short term investment in a money market fund. In addition the Master Fund held investments in CMBS, one publicly traded equity security, a term loan and a direct affiliated investment. The Master Fund valued its performing CMBS investments by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For non-performing or distressed investments, if any, the Master Fund will value such investments by using the bid price. There were no non-performing or distressed investments as of September 30, 2019.

The Master Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers against the actual prices at which the Master Fund purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Master Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsors, the Master Fund believes that these prices are reliable indicators of fair value. The Master Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Master Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Master Fund purchases and sells its investments. The Master Fund’s Valuation Committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Master Fund’s valuation process.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments
As of September 30, 2019

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset Type	Beginning Balance January 1, 2019	Accrued Discount/ Premium	Realized Gain/ (Loss)	Change in Unrealized (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Ending Balance September 30, 2019	Net change in unrealized (depreciation) attributable to Level 3 investments held at September 30, 2019

Core Property Corp. Equity	$606,700	$—	$—	$(606,800)	$100	$—	$—	$—	$—	$(606,800)
Core Property Corp. Mezzanine Loan	5,460,299	—	—	(2,171,769)	—	—	—	—	$3,288,530	(2,171,769)
Term Loan	458,955	—	—	—	763,006	—	—	—	$1,221,961	—
Total	$6,525,954	$—	$—	$(2,778,569)	$763,106	$—	$—	$—	$4,510,491	$(2,778,569)

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2019:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value as of September 30, 2019	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Core Property Corp. Equity	$—	Asset Liquidation Analysis	N/A	N/A	N/A
Core Property Corp. Mezzanine Loan	$3,288,530	Asset Liquidation Analysis	N/A	N/A	N/A
Term Loan	$1,221,961	Cash Equivalency Analysis	Discount Rate	11.0%	N/A

All Level 3 investments have values determined utilizing third party pricing information without adjustment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or the Advisor believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the Advisor may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

As of September 30, 2019, the Master Fund valued its mezzanine loan investment at $3,288,530 and its equity investment at $0, with the overall investment in Core Property Corp. valued at $3,288,530. This investment was fair valued by management in conjunction with the assistance of a third party pricing vendor. The valuation was approved in conjunction with the valuation policies and procedures of the Master Fund.

On a quarterly basis, the Advisor presents the factors considered in determining the fair value measurements and presents that information to the valuation and audit committee.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CC REAL ESTATE INCOME FUND-C

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
Date: November 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
(Principal Executive Officer)
Date: November 18, 2019

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: November 18, 2019